BUSINESS COMBINATIONS (Tables)	9 Months Ended
Sep. 30, 2024
BUSINESS COMBINATIONS
Schedule of preliminary fair values of the assets acquired and liabilities assumed

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed and noncontrolling interest at the date of acquisition (in thousands):

Cash	$699
Accounts receivable	620
Prepaid expenses and other assets	41
Intangible assets	586
Goodwill	790
Total assets acquired	$2,736

Accounts payable	$218
Accrued expenses	136
Contingent consideration	576
Total liabilities acquired	$930

Allocation to Minority Interest	$1,286

Schedule of preliminary fair value of intangible assets and estimated useful lives	The preliminary fair value of intangible assets and Delivery Circle’s assembled workforce estimated useful lives are as follows (in thousands):

		Remaining
Identified Intangible Asset	Fair Value	Useful Life
Customer relationships	$106	8 years
Developed technologies	400	5 years
Trade name and workforce	80	5 years
Fair value of identified intangible assets	$586

Schedule of Pro forma combined financial information

Pro forma combined financial information (unaudited, in thousands)

	Three months ended		Nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Revenues	$7,036	$6,572	$23,013	$21,423
Net loss	$(12,182)	$(2,484)	$(16,869)	$(4,628)